UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Aerospace & Defense 1.1%
451,500	Moog, Inc. (Class A)(a)(b)	$20,683,215

Capital Markets 1.8%
313,400	Cohen & Steers, Inc.(b)	9,392,598
542,600	Eaton Vance Corp.	24,639,466

		34,032,064

Chemicals 0.5%
418,000	Nalco Holdings Co.	10,107,240

Commercial Banks 1.4%
186,100	BOK Financial Corp.	9,621,370
1,229,400	UCBH Holdings, Inc.	17,408,304

		27,029,674

Commercial Services & Supplies 5.5%
593,500	Administaff, Inc.	16,784,180
198,400	FTI Consulting, Inc.(a)(b)	12,229,376
547,100	Knoll, Inc.(b)	8,988,853
614,000	Mobile Mini, Inc.(a)(b)	11,383,560
658,400	Resources Connection, Inc.(b)	11,956,544
920,600	RSC Holdings, Inc.(a)(b)	11,553,530
248,000	Stericycle, Inc.(a)(b)	14,731,200
522,100	Waste Connections, Inc.(a)(b)	16,132,890

		103,760,133

Communications Equipment 2.5%
813,200	ADTRAN, Inc.(b)	17,386,216
635,313	Avocent Corp.(a)(b)	14,809,146
120,700	CommScope, Inc.(a)	5,939,647
471,500	Foundry Networks, Inc.(a)(b)	8,260,680

		46,395,689

Computers & Peripherals 1.9%
23,000	3PAR, Inc.(a)(b)	294,400
2,068,400	Brocade Communications Systems, Inc.(a)(b)	15,182,056
1,136,200	Emulex Corp.(a)(b)	18,542,784
601,600	On Track Innovations Ltd.(a)(b)	2,165,760

		36,185,000

Construction & Engineering 1.3%
1,916,500	Great Lakes Dredge & Dock Corp.	16,711,880
147,900	URS Corp.(a)	8,035,407

		24,747,287

Consumer Finance 0.5%
122,800	Alliance Data Systems Corp.(a)(b)	9,208,772

Containers & Packaging 0.5%
915,100	Smurfit-Stone Container Corp.(a)	9,663,456

Diversified Consumer Services 1.7%
513,800	Bright Horizons Family Solutions, Inc.(a)(b)	17,746,652
407,100	School Specialty, Inc.(a)(b)	14,065,305

		31,811,957

Diversified Telecommunication Services 3.1%
634,000	Fairpoint Communications, Inc.	8,254,680
957,700	Iowa Telecommunications Services, Inc.	15,572,202
700,300	Ntelos Holdings Corp.(b)	20,791,907
673,200	Time Warner Telecom (Class A)(a)(b)	13,659,228

		58,278,017

Electric Utilities 0.7%
520,500	El Paso Electric Co.(a)	13,309,185

Electrical Equipment 0.8%
285,600	Hubbell, Inc. (Class B)	14,736,960

Electronic Equipment & Instruments 1.9%
1,948,200	Insight Enterprises, Inc.(a)(b)	35,535,168

Energy Equipment & Services 3.3%
187,000	Exterran Holdings, Inc.(a)(b)	15,296,600
145,900	Oceaneering International, Inc.(a)	9,826,365
553,900	Pride International, Inc.(a)	18,777,210
326,800	W-H Energy Services, Inc.(a)	18,369,428

		62,269,603

Food & Staples Retailing 3.6%
1,038,000	Performance Food Group Co.(a)(b)	27,891,060
1,230,700	United Natural Foods, Inc.(a)(b)	39,037,804

		66,928,864

Food Products 1.1%
847,000	Cosan Ltd. (Class A)(a)	10,672,200
359,300	Dean Foods Co.	9,291,498

		19,963,698

Health Care Equipment & Supplies 5.3%
234,500	Arthrocare Corp.(a)(b)	11,267,725
337,700	Beckman Coulter, Inc.	24,584,560
989,371	ev3 Inc.(a)(b)	12,574,905

348,600	Immucor, Inc.(a)(b)	11,848,914
232,315	Integra LifeSciences Holdings Corp.(a)(b)	9,740,968
307,290	Resmed, Inc.(a)(b)	16,141,944
194,900	Respironics, Inc.(a)	12,762,052

		98,921,068

Health Care Providers & Services 7.1%
196,200	Air Methods Corp.(a)(b)	9,745,254
910,400	Centene Corp.(a)(b)	24,981,376
334,400	HealthExtras, Inc.(a)(b)	8,721,152
262,200	Henry Schein, Inc.(a)(b)	16,099,080
521,300	MWI Veterinary Supply, Inc.(a)(b)	20,852,000
741,400	PSS World Medical, Inc.(a)(b)	14,509,198
607,600	Sunrise Senior Living, Inc.(a)(b)	18,641,168
375,300	Universal Health Services, Inc.(b)	19,215,360

		132,764,588

Health Care Technology 0.6%
596,900	TriZetto Group, Inc.(The)(a)(b)	10,368,153

Hotels, Restaurants & Leisure 1.6%
829,000	Cheesecake Factory (The)(a)(b)	19,655,590
351,400	Red Robin Gourmet Burgers, Inc.(a)(b)	11,241,286

		30,896,876

Insurance 3.3%
502,800	Aspen Insurance Holdings Ltd.(b)	14,500,752
331,400	Axis Capital Holdings Ltd.	12,914,658
671,000	StanCorp Financial Group, Inc.	33,804,980

		61,220,390

Internet & Catalog Retail 1.0%
971,300	GSI Commerce, Inc.(a)(b)	18,940,350

Internet Software & Services 1.1%
387,500	SAVVIS, Inc.(a)(b)	10,815,125
576,400	Switch & Data Facilities Co., Inc.(a)(b)	9,233,928

		20,049,053

IT Services 0.7%
349,300	Wright Express Corp.(a)(b)	12,396,657

Life Sciences Tools & Services 0.8%
109,900	Kendle International, Inc.(a)(b)	5,376,308
139,100	Varian, Inc.(a)(b)	9,083,230

		14,459,538

Machinery 7.6%
819,800	Actuant Corp. (Class A)(b)	27,881,398
217,800	AGCO Corp.(a)(b)	14,806,044
545,400	Graco, Inc.(b)	20,321,604

832,339	IDEX Corp.(b)	30,072,408
373,000	Nordson Corp.	21,619,080
819,500	Pentair, Inc.(b)	28,526,795

		143,227,329

Marine 0.6%
643,400	Horizon Lines, Inc. (Class A)(b)	11,992,976

Media 2.6%
1,949,000	Entravision Communications Corp. (Class A)(a)(b)	15,260,670
345,500	John Wiley & Sons, Inc. (Class A)	14,801,220
985,500	Regal Entertainment Group (Class A)(b)	17,807,985

		47,869,875

Metals & Mining 1.6%
332,600	Century Aluminum Co.(a)(b)	17,940,444
374,300	Royal Gold, Inc.	11,423,636

		29,364,080

Oil, Gas & Consumable Fuels 5.2%
1,227,200	Denbury Resources, Inc.(a)(b)	36,509,200
384,100	Encore Acquisition Co.(a)(b)	12,817,417
182,700	Holly Corp.	9,297,603
450,900	Quicksilver Resources, Inc.(a)(b)	26,869,131
222,550	Range Resources Corp.(b)	11,430,168

		96,923,519

Paper & Forest Products 0.7%
1,691,100	Domtar Corp.(a)	13,004,559

Pharmaceuticals 2.1%
548,000	KV Pharmaceutical Co. (Class A)(a)(b)	15,639,920
354,480	Medicis Pharmaceutical Corp. (Class A)	9,205,846
430,400	Perrigo Co.(b)	15,068,304

		39,914,070

Real Estate Investments Trusts 2.2%
1,520,000	Annaly Capital Management, Inc.(b)	27,633,600
787,900	Sunstone Hotel Investors, Inc.	14,410,691

		42,044,291

Road & Rail 2.1%
871,333	Heartland Express, Inc.(b)	12,355,502
753,250	Knight Transportation, Inc.(b)	11,155,633
364,400	Landstar System, Inc.	15,359,459

		38,870,594

Semiconductors & Semiconductor Equipment 4.5%
617,700	Atmi, Inc.(a)(b)	19,920,825
1,335,600	Integrated Device Technology, Inc.(a)	15,105,636

587,800	Intersil Corp. (Class A)(b)	14,389,344
2,407,000	PMC - Sierra, Inc.(a)(b)	15,741,780
537,200	Power Integrations, Inc.(a)(b)	18,495,796

		83,653,381

Software 3.8%
932,300	Commvault Systems, Inc.(a)(b)	19,746,114
1,248,800	Quest Software, Inc.(a)(b)	23,027,872
455,600	THQ, Inc.(a)(b)	12,843,364
1,977,000	TIBCO Software, Inc.(a)(b)	15,954,390

		71,571,740

Specialty Retail 1.1%
752,100	Coldwater Creek, Inc.(a)(b)	5,031,549
579,900	Urban Outfitters, Inc.(a)(b)	15,808,074

		20,839,623

Textiles, Apparel & Luxury Goods 1.5%
393,100	Phillips-Van Heusen Corp.(b)	14,489,666
393,400	Warnaco Group, Inc.(a)(b)	13,690,320

		28,179,986

Trading Companies & Distributors 0.7%
631,400	Interline Brands, Inc.(a)(b)	13,833,974

Transportation Infrastructure 0.7%
308,000	Macquarie Infrastructure Co. LLC	12,483,240

Water Utilities 1.1%
216,900	American States Water Co.(b)	8,172,792
611,400	Aqua America, Inc.(b)	12,961,680

		21,134,472

Wireless Telecommunication Services 3.8%
1,115,000	Centennial Communications Corp.(a)(b)	10,358,350
319,400	Clearwire Corp. (Class A)(a)(b)	4,378,974
1,359,800	SBA Communications Corp. (Class A)(a)(b)	46,015,632
705,200	Syniverse Holdings, Inc.(a)	10,987,016

		71,739,972

	Total long-term investments (cost $1,658,895,730)	1,811,310,336

SHORT-TERM INVESTMENTS 48.3%
Affiliated Money Market Mutual Fund
904,924,927	Dryden Core Investment Fund - Taxable Money Market Series (cost $904,924,927; includes $835,249,668 of cash collateral received for securities on loan)(c)(d)	904,924,927

Total Investments 144.9% (cost $2,563,820,657)(e)	2,716,235,263
Liabilities in excess of other assets (44.9%)	(842,212,397)

Net Assets 100.0%	$1,874,022,866

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $793,508,983; cash collateral of $835,249,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,568,013,066	$260,712,343	$112,490,146	$148,222,197

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Jennison Small Company Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

“Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).”

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2008

*	Print the name and title of each signing officer under his or her signature.